CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Non-current liabilities	¥ 8,039,000	¥ 1,199,000
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized	259,109,312	500,000,000	500,000,000
Ordinary shares, shares issued	0	9,109,312	9,109,312
Ordinary shares, shares outstanding	0	7,993,846	7,993,846
Class A
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized	254,269,312	0	0
Ordinary shares, shares issued	5,712,857	0	0
Ordinary shares, shares outstanding	5,671,762	0	0
Class B
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized	4,840,000	0	0
Ordinary shares, shares issued		0	0
Ordinary shares, shares outstanding	4,840,000
VIE and its subsidiaries
Current liabilities	¥ 48,003,000	¥ 181,412,000	$ 7,533
Non-current liabilities | ¥	¥ 0	¥ 0